OTHER LIABILITIES (Details) - Schedule of Other Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Total other liabilities	£ 5,600	£ 4,335
The Bank [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Total other liabilities	2,792	3,522
Settlement balances [member] | The Group [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	274	30
Settlement balances [member] | The Bank [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	9	32
Lease liabilities [member] | The Group [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	1,755	46
Lease liabilities [member] | The Bank [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	975	46
Other creditors and accruals [member] | The Group [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	3,571	4,259
Other creditors and accruals [member] | The Bank [member]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	£ 1,808	£ 3,444